EMPLOYEE BENEFIT PLANS (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of employee benefit plans [Line Items]
Current service cost and interest cost			$ 165,577
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			$ 14,482
Short-term employee benefits accruals	$ 351,697	$ 336,285
Description of plan amendments, curtailments and settlements	As of December 2018, the Bank established an asset plan to secure the benefits promised in the Senior Management Pension Plan Premium. The contributions made to the assets plan managed by the Fondo de Pensiones Protección S.A., will be invested 100% in the accumulation stage in the Balanced Growth portfolio, which will remain in the announced portfolio until 5 years before the pension age. (Currently, 57 years old for women and 62 years old for men). At that moment, 100% of the contributions will be transferred to the Conservative Balanced portfolio.
Grupo Agromercantil Holding [Member] | Employees Services Above Sixty years age [Member]
Disclosure of employee benefit plans [Line Items]
Description of retirement benefits promised to participants	if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service.
Percentage of Monthly Nominal Wage in Retirement Pension Plan	50.00%
Grupo Agromercantil Holding [Member] | Employees Services Above forty years age [Member]
Disclosure of employee benefit plans [Line Items]
Description of retirement benefits promised to participants	if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.
Percentage of Monthly Nominal Wage in Retirement Pension Plan	70.00%
Bottom of range [member]
Disclosure of employee benefit plans [Line Items]
Actuarial assumption of mortality rates (in years)	32
Top of range [member]
Disclosure of employee benefit plans [Line Items]
Actuarial assumption of mortality rates (in years)	75
Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	60	62
Severance obligation [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	453	572
Retirement and senior management pension plan [Member] | EL SALVADOR [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	2,837	2,940
Participants receiving benefits [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	30	31
Employees of Banco Agricola and its subsidiaries [Member] | Retirement and senior management pension plan [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	1